Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

22. RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Bank granted loans to principal officers, directors and their affiliates. Loan activity during 2011 and 2010 was as follows:

Following is a summary of these transactions:

(dollars in thousands)	2011	2010
Balance, January 1	$6,117	$4,472
Additions	—	2,232
Amounts collected	(113)	(587)

Balance, December 31	$6,004	$6,117

Related party deposits amounted to $961 thousand and $917 thousand at December 31, 2011 and 2010, respectively.